THE BRANDYWINE FUNDS

MANAGED BY FRIESS ASSOCIATES, LLC         QUARTERLY REPORT        JUNE 30, 2002

DEAR FELLOW SHAREHOLDERS:

   Brandywine's June-quarter results ranked in the top 1 percent of the 450 mid-cap growth funds tracked by Morningstar. Likewise, Brandywine Blue fared better than 99 percent of the 682 funds in the large-cap growth category. Both earned a spot on the July 1 Investor's Business Daily list of the "Top 25 Growth Funds" for performance over the past three months.

   Except for specialty funds focusing on real estate, every domestic mutual fund category tracked by Morningstar declined in the quarter. In all, 25 of 28 fund categories worldwide fell.

   It's too bad you can't eat relative performance, because we'd be feasting. The average mid-cap growth fund fell 14.1 percent in the June quarter. Brandywine retraced just 3.9 percent. The S&P 500, Russell Midcap Growth and Nasdaq Composite Indexes fell 13.4, 18.3 and 20.7 percent. The average large-cap growth fund declined 16.0 percent. Brandywine Blue gave back a mere 0.2 percent.

   There were some real nightmares. The bottom 10 performers among the 97 mid-cap and 131 large-cap growth funds in Morningstar's Mutual Funds publication fell between 21 and 34 percent. The worst U.S. stock sectors as tracked by Dow Jones were pipelines, semiconductors and advertising, down 57, 37 and 35 percent. Mining, home construction and savings and loans were the market's best sectors with 25, 10 and 10 percent gains.

                                  JUNE QUARTER

               Brandywine Blue                              -0.2%
               Brandywine Fund                              -3.9%
               S&P 500 Index                               -13.4%
               Russell Midcap Growth Index                 -18.3%
               NASDAQ Composite Index                      -20.7%

              Past performance does not guarantee future results.

   Retail companies as a group comprised a significant portion of assets in Brandywine and Brandywine Blue. While results varied, performance among certain clothing retailers, movie rental chains and restaurants made retail a generally positive influence. For example, Limited Brands, a sizable holding in both Funds, gained 19 percent. Brandywine also benefited from Hollywood Entertainment and Movie Gallery, up 23 and 18 percent.

   Health-care-related companies aided relative results and were particularly strong for Brandywine Blue, where seven of its nine holdings from the industry appreciated. Companies that make non-durable products such as food and packaging, or perform related services, also added to performance, with holdings such as Pactiv, up 19 percent in Brandywine, and Pepsi Bottling Group, up 19 percent in Brandywine Blue.

   Technology companies continued to play a very limited role in your portfolio, thereby avoiding that sector's ongoing troubles. The wireless telecom, computer storage and Internet services groups as tracked by S&P fell 39, 32 and 22 percent. The Nasdaq Composite Index finished the quarter down 71 percent from its March 2000 high.

   Please refer to the "thorns" on pages 4 and 10 for the stocks that hurt performance the most.

   Thanks for all the positive comments we've received from many of you and the various investment consultants with whom we work. Why are the Funds holding so wello For the same reasons they trailed the masses in 1998 and the December quarter of 2001.

   In 1998, the herds rushed to Internet stocks on the far-off possibilities that a "new paradigm" might deliver. We went hoarse telling folks "web-page hits" were not entries on a company's income statement as earningless companies soared on hype and the big-name tech stocks that would also prosper in this new era went from 30 to 40 times earnings to 80, 90 and 100 times. Earnings and price-to-earnings ratios matter, and our commitment to that fact enabled us to avoid the subsequent dot-com debacle and high-PE meltdown.

   A glimmer of a macro rebound prompted the same kind of reckless behavior in the December quarter, when your modest gains trailed double-digit surges fueled by folks guessing that beaten-down tech stocks finally hit "the bottom." Just as it did after 1998, the market now reinforces the importance of earnings and price-to-earnings ratios. We wait to see "the whites of their eyes" as it relates to earnings, and most of the companies that soared in the December quarter continue to wear dark sunglasses.

   Also, total busts such as Adelphia, Enron and Global Crossing never even made it to the front door of your portfolio. With a 28-year track record to back it up, the approach that your team employs doesn't blindly trust rosy statements from CEOs or accept reported numbers at face value. Instead, 34 investment professionals who focus solely on research conduct more than 1,000 interviews each week with not only company managements, but their competitors, customers and suppliers as well.

   On top of your internal team's detective work, we enlist the assistance of accounting experts such as the former Treasurer of Compaq Computer to help us comb through financial statements to avoid companies that mask problems or inflate earnings.

                      BRANDYWINE          BRANDYWINE BLUE
 CUMULATIVE            % CHANGE               % CHANGE
 ----------            --------               --------
 QUARTER                 -3.9                   -0.2
 ONE YEAR               -16.2                  -14.5
 FIVE YEARS              25.0                   25.4
 TEN YEARS              262.1                  274.2
 INCEPTION              823.5*<F1>             375.2**<F2>

 ANNUALIZED
 ----------
 FIVE YEARS               4.6                    4.6
 TEN YEARS               13.7                   14.1
 INCEPTION               14.4*<F1>              14.6**<F2>

 *<F1>  12/30/85
**<F2>  1/10/91

Past performance does not guarantee future results.

   Among Brandywine's holdings, 148 beat Wall Street earnings estimates by 13 percent on average in their most recent quarter, according to Baseline Inc. Your average company is expected to grow earnings 31 percent this year, versus just 10 percent for the average S&P 500 company. Your companies sell at 19 times estimates on average, compared to 20 times for the index.

   New accounting revelations, probable bankruptcies of high-profile companies and terrorism stand as threats to the market's future direction. On the positive side, however, the economy benefits from an accommodative Fed interest-rate policy, a persistent consumer and aggressive government spending to shore up security.

   I'm the largest individual shareholder in the Brandywine Funds. All of Bill D'Alonzo's personal stock-market investments and the assets of our firm's pension plan are invested in the Funds as well. Thanks for joining The John M. Templeton Foundation, Morningstar and my high-school basketball coach as fellow shareholders.

   Your strong relative results bode well for the future leadership after Bill D'Alonzo's first quarter in the CEO chair. We appreciate your long-term focus and continued confidence. We're glad to all be in the same boat as we fight hard to hold your asset values in this tough environment, and we look forward to the kind of positive returns we've previously enjoyed amid more favorable market conditions.

   God Bless!

   Foster Friess
   President                                      July 3, 2002

CAPITAL GAINS UPDATE . . .

   It's not likely that the Brandywine Funds will distribute capital gains this fiscal year. With just three months remaining until fiscal year end, Brandywine and Brandywine Blue show realized losses of approximately $7.14 and $6.08 per share. These net realized loss positions mean that the Funds can realize gains equal to these respective amounts before triggering capital gains distributions. Your new investments in the Funds would benefit from this distribution-reducing loss situation. As of quarter end, Brandywine and Brandywine Blue held $1.12 and $0.92 per share in unrealized gains, amounts that, if realized, would still fall well short of triggering distributions. These estimates will change, so please look for updated figures in September's annual report.

                                BRANDYWINE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

 1. L-3 Communications Holdings, Inc.                                    +21.5%
 2. Sears, Roebuck and Co.                                                +3.3%
 3. AmerisourceBergen Corp.                                              +12.0%
 4. Raytheon Co.                                                          -6.7%
 5. Limited Brands                                                       +20.2%
 6. Pepsi Bottling Group, Inc.                                           +16.4%
 7. Target Corp.                                                          -6.7%
 8. AFLAC Inc.                                                           +10.2%
 9. RadioShack Corp.                                                      -7.1%
10. Nike, Inc.                                                           +23.2%

                                EARNINGS GROWTH

                         Your Companies             31%
                         S&P 500                    10%

                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  2002 VS 2001

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE. JUNE 30, 2002.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     23.6%

                                    MID CAP
                            $2 billion to $9 billion
                                     44.5%

                                   SMALL CAP
                                below $2 billion
                                     27.9%

                                      CASH
                                      4.0%

                            TOP TEN INDUSTRY GROUPS

Retailing (10.7%)
Apparel & Shoe Retailers (10.7%)
Food/Restaurants (9.8%)
Aerospace/Defense (7.3%)
Department Stores (6.3%)
Insurance (6.2%)
Health Care Related (5.8%)
Medical/Managed Care (5.8%)
Financial/Business Services  (4.4%)
Machinery & Miscellaneous Manufacturing (4.3%)
All Others (24.7%)
Cash (4.0%)

                                BRANDYWINE FUND
                        JUNE QUARTER "ROSES AND THORNS"

                             $ GAIN
    BIGGEST $ WINNERS     (IN MILLIONS)    % GAIN      REASON FOR MOVE
    -----------------     -------------    ------      ---------------

     Limited Brands           $19.2         19.0       Margins improved amid expense reductions and accelerating sales at the company's Limited, Express and Victoria's Secret stores, fueling strong earnings results. April-quarter earnings of $0.15 per share versus $0.05 a year ago beat estimates by 36 percent.

      UnitedHealth
       Group Inc.             $17.7         15.7       The largest U.S. insurer added customers and raised premiums. March-quarter earnings of 30 percent beat estimates as revenue growth allowed the company to lower expenses and increase margins. You sold UnitedHealth when it hit our target price.

         Trigon
    Healthcare, Inc.          $15.3         25.9       The Blue Cross Blue Shield (BCBS) insurer benefits from higher premiums on its health insurance plans. The company exceeded March-quarter estimates with
                                                       20 percent earnings growth. Anthem, a BCBS insurer in eight states, announced it would buy Trigon during the quarter.

    AmerisourceBergen
          Corp.               $14.5         11.3       The pharmaceutical services company leverages its position as the largest
                                                       U.S. drug wholesaler. While traditional pharmaceutical companies have been forced to decrease prices, distributors have increased the margins on their sales. The company topped March-quarter estimates with 57 percent earnings growth.

      Intuit, Inc.            $12.1         21.1       The maker of TurboTax and QuickBooks tax-preparation and small-business software raised earnings guidance as Internet sales rose. April-quarter earnings topped estimates with 36 percent growth. Intuit also announced it is selling its slower-growing mortgage-lending business. You sold Intuit when it reached our target price.

                             $ LOSS
    BIGGEST $ LOSERS      (IN MILLIONS)    % LOSS      REASON FOR MOVE
    -----------------     -------------    ------      ---------------

       Cytyc Corp.            $28.0         37.9       Following 40 percent March-quarter earnings growth, shares slid on lower guidance for 2002 sales due to inventory reductions at large customer Quest
                                                       Diagnostics. Quest had a string of acquisitions and reduced inventories as a result. You sold Cytyc during the quarter to fund an idea with greater near-
                                                       term upside.

         Taiwan
      Semiconductor           $23.4         23.9       After responding well to early signs of an industry recovery, the company
 Manufacturing Co. Ltd.                                came under pressure when large customers lowered their sales forecasts. You sold Taiwan Semiconductor during the quarter to fund an idea with greater near-term upside.


       Andrx Group            $19.9         36.3       Shares fell on fears of a more competitive pricing environment for its generic version of the acid-reflux drug Prilosec after the FDA cleared a competitor's version of the drug. You sold the developer of generic extended-
                                                       release formulations during the quarter to fund an idea with greater near-
                                                       term upside.

      Biovail Corp.           $17.0         23.0       March-quarter earnings grew 60 percent, beating estimates. Shares fell when an analyst downgraded the stock, citing concerns regarding how Biovail accounts for sales of its blood-pressure drug Cardizem. You sold Biovail to fund an idea with greater near-term prospects.

      Abercrombie &
        Fitch Co.             $15.9         20.9       April-quarter earnings topped estimates, but unseasonably cool weather in May dampened industry sales expectations for seasonal clothes such as shorts, T-
                                                       shirts and tank tops, sending shares lower.

All gains/losses are calculated on an average cost basis

                             BRANDYWINE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 June 30, 2002
                                  (Unaudited)

                                                                                          QUOTED
                                                                                          MARKET
   SHARES                                                              COST           VALUE (B)<F4>
   ------                                                              ----           -------------

LONG-TERM INVESTMENTS - 96.0% (A)<F3>
COMMON STOCKS - 96.0% (A)<F3>

                  AEROSPACE/DEFENSE - 7.3%
     100,000      Alliant Techsystems Inc.                        $    6,469,000      $    6,380,000
   2,700,000      L-3 Communications Holdings, Inc.                  120,010,862         145,800,000
      50,000      MTC Technologies, Inc.                                 850,000             950,000
   3,075,000      Raytheon Co.                                       134,353,811         125,306,250
                                                                  --------------      --------------
                                                                     261,683,673         278,436,250

                             THIS SECTOR IS 6.4% ABOVE YOUR FUND'S COST.

                  APPAREL & SHOE RETAILERS - 10.7%
   2,500,000      Abercrombie & Fitch Co.                             75,106,514          60,300,000
      94,700      Brown Shoe Company, Inc.                             2,336,389           2,661,070
     100,000      The Buckle, Inc.                                     2,351,892           2,465,000
     250,000      Candie's, Inc.                                       1,084,052           1,012,500
      25,600      Christopher & Banks Corp.                              640,147           1,082,880
     192,900      The Finish Line, Inc.                                2,807,024           3,456,768
     260,000      Kenneth Cole Productions, Inc.                       6,832,914           7,371,000
   5,650,000      Limited Brands
                     (formerly Limited, Inc.)                        100,102,128         120,345,000
   1,330,400      NIKE, Inc. Cl B                                     57,916,187          71,375,960
     182,800      Pacific Sunwear of California, Inc.                  4,358,238           4,052,676
     600,000      Quiksilver, Inc.                                    14,887,941          14,880,000
   1,080,000      Reebok International Ltd.                           29,728,838          31,860,000
     725,000      Skechers U.S.A., Inc.                               15,300,096          15,667,250
      50,000      Stein Mart, Inc.                                       576,805             593,500
   1,350,000      Talbots, Inc.                                       49,340,422          47,250,000
     400,000      Too Inc.                                            11,767,439          12,320,000
     400,000      Wet Seal, Inc.                                       9,155,268           9,720,000
                                                                  --------------      --------------
                                                                     384,292,294         406,413,604

                             THIS SECTOR IS 5.8% ABOVE YOUR FUND'S COST.

                  AUTOMOTIVE RELATED - 2.3%
     450,000      Asbury Automotive Group Inc.                         7,577,987           6,120,000
     213,300      AutoNation, Inc.                                     3,339,581           3,092,850
     233,200      Group 1 Automotive, Inc.                             9,715,960           8,896,580
   4,890,000      NISSAN MOTOR CO.,
                     LTD SP-ADR                                       71,251,074          68,508,900
                                                                  --------------      --------------
                                                                      91,884,602          86,618,330

                             THIS SECTOR IS 5.7% BELOW YOUR FUND'S COST.

                  BUILDING RELATED - 2.0%
   1,000,000      Black & Decker Corp.                                46,919,117          48,200,000
      25,000      Coachmen Industries, Inc.                              405,250             362,500
     950,000      Masco Corp.                                         25,266,684          25,754,500
                                                                  --------------      --------------
                                                                      72,591,051          74,317,000

                             THIS SECTOR IS 2.4% ABOVE YOUR FUND'S COST.

                  COMPUTER/ELECTRONICS - 0.7%
     150,000      AMETEK, Inc.                                         5,615,817           5,587,500
     120,000      ESCO Technologies Inc.                               4,199,160           4,200,000
     393,700      FLIR Systems, Inc.                                  18,668,278          16,523,589
      70,000      Omnicell, Inc.                                         376,481             489,300
                                                                  --------------      --------------
                                                                      28,859,736          26,800,389

                             THIS SECTOR IS 7.1% BELOW YOUR FUND'S COST.

                  DEPARTMENT STORES - 6.3%
   2,675,000      Sears, Roebuck and Co.                             140,568,080         145,252,500
   2,490,000      Target Corp.                                       101,691,827          94,869,000
                                                                  --------------      --------------
                                                                     242,259,907         240,121,500

                             THIS SECTOR IS 0.9% BELOW YOUR FUND'S COST.

                  DRILLING & OIL/GAS SERVICES - 1.8%
     150,000      Offshore Logistics, Inc.                             3,066,843           3,583,500
     200,000      TETRA Technologies, Inc.                             5,257,023           5,310,000
   1,800,000      Transocean Inc.                                     62,178,328          56,070,000
     130,000      Willbros Group, Inc.                                 1,946,740           2,210,000
                                                                  --------------      --------------
                                                                      72,448,934          67,173,500

                             THIS SECTOR IS 7.3% BELOW YOUR FUND'S COST.

                  FINANCIAL/BUSINESS SERVICES - 4.4%
     773,600      The BISYS Group, Inc.                               23,430,264          25,760,880
     250,000      Coinstar, Inc.                                       7,921,579           6,112,500
     200,000      Commerce Bancorp, Inc.                               8,820,472           8,840,000
     330,000      Copart, Inc.                                         5,527,386           5,355,900
     453,600      Corinthian Colleges, Inc.                            7,050,627          15,372,504
   1,350,000      First Tennessee National Corp.                      49,290,427          51,705,000
     382,500      Independence Community
                     Bank Corp.                                       12,018,234          10,989,225
     225,000      Kroll Inc.                                           3,970,046           4,720,500
     350,000      NDCHealth Corp.                                     11,323,049           9,765,000
     309,900      On Assignment, Inc.                                  6,442,936           5,516,220
     150,000      Per-Se Technologies, Inc.                            1,677,330           1,379,850
     380,000      Pittston Brink's Group                              10,461,711           9,120,000
     610,100      PRG-Schultz International, Inc.                      9,174,601           7,510,331
     100,000      Republic Bancorp Inc.                                1,271,480           1,494,000
      69,000      Total System Services, Inc.                          1,542,003           1,297,890
     184,300      TRC Companies, Inc.                                  4,930,485           3,787,365
                                                                  --------------      --------------
                                                                     164,852,630         168,727,165

                             THIS SECTOR IS 2.4% ABOVE YOUR FUND'S COST.

                  FOOD/RESTAURANTS - 9.8%
      53,000      American Italian Pasta Co.                           1,948,654           2,702,470
     565,000      Applebee's International, Inc.                      13,420,357          12,966,750
     820,000      Brinker International, Inc.                         28,060,483          26,035,000
     550,000      CBRL Group, Inc.                                    15,450,835          16,786,000
     490,600      CEC Entertainment Inc.                              23,282,665          20,261,780
     175,000      CKE Restaurants, Inc.                                1,928,997           1,991,500
   1,430,000      Darden Restaurants, Inc.                            35,315,555          35,321,000
   1,314,100      Kellogg Co.                                         40,812,851          47,123,626
     350,000      Landry's Restaurants, Inc.                           9,342,643           8,928,500
     710,700      Outback Steakhouse, Inc.                            27,574,109          24,945,570
     250,000      Panera Bread Co.                                     7,808,995           8,617,500
      55,900      Peet's Coffee & Tea Inc.                               782,600           1,029,119
   3,100,000      Pepsi Bottling Group, Inc.                          82,020,729          95,480,000
     150,000      Ralcorp Holdings, Inc.                               3,519,000           4,687,500
     150,000      RARE Hospitality International, Inc.                 3,739,206           4,038,000
     215,000      United Natural Foods, Inc.                           4,751,225           4,192,500
     688,300      Wendy's International, Inc.                         18,864,791          27,414,989
   1,007,000      Yum! Brands, Inc.                                   23,124,175          29,454,750
                                                                  --------------      --------------
                                                                     341,747,870         371,976,554

                             THIS SECTOR IS 8.8% ABOVE YOUR FUND'S COST.

                  HEALTH CARE RELATED - 5.8%
   1,880,000      AmerisourceBergen Corp.                            127,623,264         142,880,000
     225,000      Cambrex Corp.                                        9,419,776           9,022,500
     875,000      Express Scripts, Inc.                               47,343,985          43,846,250
     400,000      Fisher Scientific International Inc.                11,612,521          11,200,000
     624,000      Priority Healthcare Corp. Cl B                      15,016,578          14,664,000
                                                                  --------------      --------------
                                                                     211,016,124         221,612,750

                             THIS SECTOR IS 5.0% ABOVE YOUR FUND'S COST.

                  HOME/OFFICE RELATED - 1.4%
     350,000      Harman International
                   Industries, Inc.                                   17,345,124          17,237,500
     225,000      Leggett & Platt, Inc.                                5,554,497           5,265,000
     725,000      Maytag Corp.                                        32,299,259          30,921,250
       1,300      Oneida Ltd.                                             24,816              24,895
      42,000      Quaker Fabric Corp.                                    464,041             650,958
                                                                  --------------      --------------
                                                                      55,687,737          54,099,603

                             THIS SECTOR IS 2.9% BELOW YOUR FUND'S COST.

                  INSURANCE - 6.2%
   2,775,000      AFLAC INC.                                          80,586,879          88,800,000
      57,700      W.R. Berkley Corp.                                   3,385,288           3,173,500
   1,075,000      Brown & Brown                                       33,857,484          33,862,500
     350,000      Hub International Ltd.                               4,950,855           5,278,000
     785,000      Old Republic International Corp.                    21,248,576          24,727,500
   1,200,000      RenaissanceRe Holdings, Ltd.                        39,423,212          43,920,000
     980,000      Willis Group Holdings Ltd.                          23,101,225          32,251,800
      57,700      XL Capital Ltd.                                      5,381,789           4,887,190
                                                                  --------------      --------------
                                                                     211,935,308         236,900,490

                            THIS SECTOR IS 11.8% ABOVE YOUR FUND'S COST.

                  LEISURE & ENTERTAINMENT - 2.9%
     544,000      Action Performance
                   Companies, Inc.                                    24,043,810          17,190,400
   1,400,000      Brunswick Corp.                                     36,082,637          39,200,000
   1,825,000      THQ Inc.                                            57,402,521          54,421,500
                                                                  --------------      --------------
                                                                     117,528,968         110,811,900

                             THIS SECTOR IS 5.7% BELOW YOUR FUND'S COST.

                  MACHINERY & MISCELLANEOUS MANUFACTURING - 4.3%
   1,460,000      AK Steel Holding Corp.                              19,576,474          18,702,600
      20,000      Commercial Metals Co.                                  843,914             938,800
     825,000      Flowserve Corp.                                     26,416,142          24,585,000
     200,000      H.B. Fuller Co.                                      6,207,666           5,858,000
     164,400      IDEX Corp.                                           5,918,400           5,507,400
     750,000      Maverick Tube Corp.                                 10,927,660          11,250,000
   1,275,000      Moore Corporation Ltd.                              17,215,127          14,637,000
   1,726,500      Pactiv Corp.                                        25,611,906          41,090,700
     600,000      Shaw Group Inc.                                     18,877,750          18,420,000
     175,000      Silgan Holdings Inc.                                 4,796,298           7,077,000
     339,000      Steel Dynamics, Inc.                                 5,624,801           5,583,330
     450,000      Timken Co.                                          11,618,787          10,048,500
                                                                  --------------      --------------
                                                                     153,634,925         163,698,330

                             THIS SECTOR IS 6.6% ABOVE YOUR FUND'S COST.

                  MEDICAL/MANAGED CARE - 5.8%
     330,000      Anthem, Inc.                                        17,232,677          22,268,400
   4,282,500      Caremark Rx, Inc.                                   58,921,155          70,661,250
     575,000      Coventry Health Care, Inc.                          12,061,923          16,341,500
     699,000      First Health Group Corp.                            19,125,194          19,599,960
     200,000      Mid Atlantic Medical Services, Inc.                  6,322,463           6,270,000
      50,000      Sierra Health Services, Inc.                           940,930           1,117,500
     500,000      Trigon Healthcare, Inc.                             32,163,481          50,290,000
     430,200      WellPoint Health Networks Inc.                      26,023,013          33,473,862
                                                                  --------------      --------------
                                                                     172,790,836         220,022,472

                            THIS SECTOR IS 27.3% ABOVE YOUR FUND'S COST.

                  MEDICAL PRODUCTS - 2.7%
     786,900      Allergan, Inc.                                      52,352,988          52,525,575
     700,000      Boston Scientific Corp.                             18,723,613          20,524,000
     125,000      CTI Molecular Imaging, Inc.                          2,125,000           2,867,500
     350,000      Endocare, Inc.                                       5,418,917           4,623,500
     110,200      HealthTronics Surgical
                   Services, Inc.                                      1,748,601           1,927,398
     180,000      INAMED Corp.                                         5,484,442           4,809,600
     280,700      Medical Action Industries Inc.                       3,070,462           3,592,960
     200,000      Quidel Corp.                                         1,218,932           1,378,000
     250,000      Serologicals Corp.                                   4,966,022           4,572,500
     300,000      Therasense, Inc.                                     5,820,999           5,541,000
                                                                  --------------      --------------
                                                                     100,929,976         102,362,033

                             THIS SECTOR IS 1.4% ABOVE YOUR FUND'S COST.

                  MEDICAL SERVICES - 4.1%
      98,800      Air Methods Corp.                                    1,075,960             891,176
     230,000      AmSurg Corp.                                         5,563,280           6,039,800
     500,000      Charles River Laboratories
                   International, Inc.                                15,797,737          17,525,000
     550,000      Community Health Systems, Inc.                      15,417,954          14,740,000
      50,000      Curative Health Services, Inc.                         705,325             839,000
     355,000      DENTSPLY International Inc.                         11,953,271          13,103,050
     125,000      DIANON Systems, Inc.                                 7,707,028           6,677,500
      75,000      Immucor, Inc.                                        1,254,981           1,760,250
   1,281,300      Omnicare, Inc.                                      21,641,341          33,646,938
     300,000      Option Care, Inc.                                    3,870,861           4,122,000
     125,000      PracticeWorks, Inc.                                  1,937,500           2,306,250
   1,131,200      Province Healthcare Co.                             24,494,013          25,293,632
     518,000      Renal Care Group, Inc.                              17,904,517          16,135,700
     125,000      Universal Health Services, Inc. Cl B                 6,042,477           6,125,000
     135,800      U.S. Physical Therapy, Inc.                          2,115,775           2,758,098
     200,000      VCA Antech, Inc.                                     2,000,000           3,112,000
     101,600      Women First HealthCare, Inc.                           753,438             792,480
                                                                  --------------      --------------
                                                                     140,235,458         155,867,874

                            THIS SECTOR IS 11.1% ABOVE YOUR FUND'S COST.

                  OIL/GAS EXPLORATION & PRODUCTION - 1.9%
   3,375,000      Chesapeake Energy Corp.                             26,269,727          24,300,000
     850,000      Magnum Hunter Resources, Inc.                        6,303,768           6,706,500
   1,390,000      Pioneer Natural Resources Co.                       32,320,613          36,209,500
     200,000      Quicksilver Resources Inc.                           4,832,869           5,170,000
                                                                  --------------      --------------
                                                                      69,726,977          72,386,000

                             THIS SECTOR IS 3.8% ABOVE YOUR FUND'S COST.

                  PHARMACEUTICALS - 1.0%
     400,000      Eon Labs, Inc.                                       6,039,169           7,116,000
     125,000      K-V Pharmaceutical Co.                               2,700,000           3,375,000
     426,900      Pharmaceutical Resources, Inc.                       8,855,555          11,859,282
     750,000      SICOR Inc.                                          13,386,170          13,905,000
                                                                  --------------      --------------
                                                                      30,980,894          36,255,282

                            THIS SECTOR IS 17.0% ABOVE YOUR FUND'S COST.

                  RAW & INTERMEDIATE MATERIALS - 1.6%
     258,100      Airgas, Inc.                                         4,320,540           4,465,130
     670,700      Great Lakes Chemical Corp.                          17,666,911          17,766,843
      40,300      Material Sciences Corp.                                429,382             565,006
     870,800      Rohm and Haas Co.                                   34,899,079          35,258,692
      80,000      Spartech Corp.                                       1,792,996           2,178,400
                                                                  --------------      --------------
                                                                      59,108,908          60,234,071

                             THIS SECTOR IS 1.9% ABOVE YOUR FUND'S COST.

                  RETAILING - 10.7%
     150,000      Aaron Rents, Inc.                                    3,205,000           3,592,500
     270,000      Big 5 Sporting Goods Corp.                           3,516,144           3,858,300
   1,350,000      Big Lots, Inc.                                      25,373,545          26,568,000
   1,407,300      Blockbuster Inc.                                    33,251,667          37,856,370
     200,000      Cost Plus, Inc. - California                         6,278,607           6,091,800
     150,000      Culp, Inc.                                           1,520,238           2,416,500
   1,335,000      Dollar General Corp.                                24,878,277          25,405,050
     473,700      Electronics Boutique Holdings Corp.                 16,989,098          13,879,410
     524,600      Furniture Brands International, Inc.                19,706,120          15,869,150
     170,000      Galyan's Trading Co.                                 3,129,202           3,881,100
     475,000      GameStop Corp.                                       9,364,275           9,970,250
      87,400      Gart Sports Co.                                      2,796,800           2,490,026
      85,000      Hancock Fabrics, Inc./DE                             1,029,586           1,579,300
     940,000      Hollywood Entertainment Corp.                        9,911,318          19,439,200
     103,900      Insight Enterprises, Inc.                            2,304,961           2,617,241
     225,000      J. Jill Group Inc.                                   7,119,395           8,538,750
     350,000      Linens 'n Things, Inc.                              10,915,185          11,483,500
   1,225,000      Michaels Stores, Inc.                               36,951,079          47,775,000
     375,000      Movie Gallery, Inc.                                  5,483,999           7,920,000
     225,000      PETCO Animal Supplies, Inc.                          4,325,005           5,604,750
     295,000      PETsMART, Inc.                                       1,741,223           4,731,800
   1,290,000      Pier 1 Imports, Inc.                                26,673,910          27,090,000
   2,600,000      RadioShack Corp.                                    84,098,606          78,156,000
     175,000      Regis Corp.                                          4,896,335           4,728,325
     450,000      Rent-A-Center, Inc.                                 24,824,806          26,104,500
     191,100      Ultimate Electronics, Inc.                           5,469,315           4,951,401
     150,000      Yankee Candle Company, Inc.                          3,232,970           4,063,500
                                                                  --------------      --------------
                                                                     378,986,666         406,661,723

                             THIS SECTOR IS 7.3% ABOVE YOUR FUND'S COST.

                  SOFTWARE - 0.6%
     125,000      Actuate Corp.                                          629,173             562,500
     521,100      Cognos, Inc.                                        13,663,654          11,563,209
     260,000      HPL Technologies, Inc.                               3,152,637           3,915,600
      84,800      Phoenix Technologies Ltd.                            1,025,353             848,000
     144,600      Radiant Systems, Inc.                                2,027,933           1,884,138
     300,000      ScanSoft, Inc.                                       2,216,936           2,220,000
                                                                  --------------      --------------
                                                                      22,715,686          20,993,447

                             THIS SECTOR IS 7.6% BELOW YOUR FUND'S COST.

                  TEXTILES/APPAREL MANUFACTURING - 0.7%
     200,000      Kellwood Co.                                         5,859,200           6,500,000
     475,000      V. F. Corp.                                         21,266,165          18,624,750
                                                                  --------------      --------------
                                                                      27,125,365          25,124,750

                             THIS SECTOR IS 7.4% BELOW YOUR FUND'S COST.

                  TRANSPORTATION RELATED - 0.8%
     540,000      Hunt (J.B.) Transport Services, Inc.                14,697,408          15,940,800
      50,000      Landstar System, Inc.                                4,886,708           5,342,500
     100,000      Swift Transportation Co., Inc.                       2,181,358           2,330,000
     225,000      Werner Enterprises, Inc.                             4,666,900           4,794,750
                                                                  --------------      --------------
                                                                      26,432,374          28,408,050

                             THIS SECTOR IS 7.5% ABOVE YOUR FUND'S COST.

                  MISCELLANEOUS - 0.2%
      45,000      Bunge Ltd.                                             956,076             949,500
     150,000      Garmin Ltd.                                          2,882,615           3,307,500
      92,600      Jarden Corp.                                         1,794,126           1,833,480
     151,900      NBTY, Inc.                                           2,425,038           2,351,412
                                                                  --------------      --------------
                                                                       8,057,855           8,441,892

                             THIS SECTOR IS 4.8% ABOVE YOUR FUND'S COST.

                                                                  --------------      --------------
                  Total common stocks                              3,447,514,754       3,644,464,959

WARRANTS - 0.0% (A)<F3>

       9,908      American Bank Note
                   Holographics, Inc.
                   Expire 06/18/03                                             0                   0
                                                                  --------------      --------------
                  Total long-term investments                      3,447,514,754       3,644,464,959

 PRINCIPAL
   AMOUNT                                                              COST           VALUE (B)<F4>
 ---------                                                             ----           -------------

SHORT-TERM INVESTMENTS - 1.9% (A)<F3>

                  COMMERCIAL PAPER - 1.9%
 $21,000,000      Household Finance Corp.,
                  due 07/01/02, discount of 2.00%                     21,000,000          21,000,000
  25,000,000      Goldman Sachs Group LP,
                  due 07/03/02, discount of 1.80%                     24,997,500          24,997,500
  25,000,000      General Motors Acceptance Corp.,
                  due 08/02/02, discount of 2.00%                     24,955,556          24,955,556
                                                                  --------------      --------------
                  Total commercial paper                              70,953,056          70,953,056

                  VARIABLE RATE DEMAND NOTE - 0.0%
   1,055,569      Firstar Bank U.S.A., N.A.                            1,055,569           1,055,569
                                                                  --------------      --------------
                  Total short-term investments                        72,008,625          72,008,625
                                                                  --------------      --------------
                  Total investments                               $3,519,523,379       3,716,473,584
                                                                  --------------
                                                                  --------------
                  Cash and receivables, less
                  liabilities 2.1% (A)<F3>                                                78,960,625
                                                                                      --------------
                   NET ASSETS                                                         $3,795,434,209
                                                                                      --------------
                                                                                      --------------
                  Net Asset Value Per Share
                  ($0.01 par value 500,000,000
                  shares authorized), offering
                  and redemption price
                  ($3,795,434,209/172,484,968
                  shares outstanding)                                                         $22.00
                                                                                              ------
                                                                                              ------

(a)<F3>  Percentages for the various classifications relate to net assets.
(b)<F4> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

IRA INVESTORS . . .

   The annual $12.50 charge for maintaining the additional paperwork and government reporting for IRA accounts is due October 25, 2002. For your convenience, U.S. Bancorp will automatically deduct this amount from your IRA, or if you'd prefer not to have the fee swept from your account, please send a check to U.S. Bancorp by the due date.

                              BRANDYWINE BLUE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

 1. Limited Brands                                                      +26.4%
 2. Target Corp.                                                         -6.2%
 3. Pepsi Bottling Group, Inc.                                          +23.8%
 4. AmerisourceBergen Corp.                                             +13.1%
 5. Raytheon Co.                                                         -6.5%
 6. Sears, Roebuck and Co.                                               +4.5%
 7. L-3 Communications Holdings, Inc.                                    -6.9%
 8. Transocean Inc.                                                     -13.1%
 9. Nike, Inc.                                                          +23.9%
10. AFLAC Inc.                                                          +10.9%

                                  EARNINGS GROWTH

                         Your Companies             31%
                         S&P 500                    10%

                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  2002 VS 2001

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE. JUNE 30, 2002.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     52.5%

                                    MID CAP
                            $2 billion to $9 billion
                                     35.8%

                                   SMALL CAP
                                below $2 billion
                                      3.1%

                                      CASH
                                      8.6%

                            TOP TEN INDUSTRY GROUPS

Food/Restaurants (10.6%)
Apparel & Shoe Retailers (9.5%)
Department Stores  (9.4%)
Aerospace/Defense (9.1%)
Drilling & Oil/Gas Services (7.7%)
Medical/Managed Care (7.2%)
Medical Products (5.8%)
Retailing (5.7%)
Insurance (5.0%)
Health Care Related (4.7%)
All Others (16.7%)
Cash (8.6%)

                              BRANDYWINE BLUE FUND
                        JUNE QUARTER "ROSES AND THORNS"

                                $ GAIN
    BIGGEST $ WINNERS       (IN MILLIONS)      % GAIN       REASON FOR MOVE
    -----------------        ------------      ------       ---------------

      UnitedHealth
       Group Inc.                $2.2           20.1        The largest U.S. insurer added customers and raised premiums. March-
                                                            quarter earnings of 30 percent beat estimates as revenue growth allowed the company to lower expenses and increase margins. You sold
                                                            UnitedHealth when it hit our target price.

     Limited Brands              $2.0           19.0        Margins improved amid expense reductions and accelerating sales at the company's Limited, Express and Victoria's Secret stores, fueling strong earnings results. April-quarter earnings of $0.15 per share versus $0.05 a year ago beat estimates by 36 percent.

     Pepsi Bottling
       Group, Inc.               $1.8           18.8        March-quarter earnings grew to $0.19 per share from $0.09 a year ago, beating estimates.  The bottler and distributor of PepsiCo beverages gained ground on increasing sales of its carbonated soft drinks and
                                                            Aquafina water product in a favorable pricing environment. Consensus estimates forecast 54 percent earnings growth this year.

      Intuit, Inc.               $1.8           20.4        The maker of TurboTax and QuickBooks tax-preparation and small-
                                                            business software raised earnings guidance as Internet sales rose.
                                                            April-quarter earnings topped estimates with 36 percent growth.
                                                            Intuit also announced it is selling its slower-growing mortgage-
                                                            lending business. You sold Intuit when it reached our target price.

    WellPoint Health
      Networks Inc.              $1.7           22.2        Acquisitions in key markets allow the Blue Cross Blue Shield health-care provider to quickly gain market share amid a favorable pricing environment for insurers. WellPoint beat expectations with 31 percent
                                                            March-quarter earnings growth.

                                $ LOSS
    BIGGEST $ LOSERS        (IN MILLIONS)      % LOSS       REASON FOR MOVE
    -----------------        ------------      ------       ---------------

         Taiwan
      Semiconductor              $3.0           26.4        After responding well to early signs of an industry recovery, the
 Manufacturing Co. Ltd.                                     company came under pressure when large customers lowered their sales forecasts. You sold Taiwan Semiconductor during the quarter to fund an idea with greater near-term upside.

 Computer Sciences Corp.         $2.6           20.7        March-quarter earnings of $0.46 per share versus $0.39 a year ago beat estimates by 21 percent. Strong results were overshadowed by ongoing industry concerns of weak capital spending on consulting and information technology services. You sold Computer Sciences to fund an idea with greater near-term upside.

     Transocean Inc.             $1.5           13.1        March-quarter earnings topped expectations by 50 percent, growing to
                                                            $0.24 per share from $0.05 a year ago. Declining natural gas prices during the quarter put pressure on the offshore drilling contractor despite improving fundamentals.

      Target Corp.               $1.4           10.9        April-quarter earnings topped estimates with 36 percent growth. Shares retraced on news of lower than expected May same-store sales at the company's Target discount stores as unseasonably cool weather slowed demand for summer clothes.

       Nike, Inc.                $1.4           10.3        Nike surprised Wall Street with May-quarter earnings growth of 28 percent on the last day of the June quarter. While shares rose on the news, the stock previously declined during the quarter on general concerns about the ongoing strength of consumer spending.

All gains/losses are calculated on an average cost basis

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 June 30, 2002
                                  (Unaudited)

 SHARES OR                                                                            QUOTED
 PRINCIPAL                                                                            MARKET
   AMOUNT                                                          COST           VALUE (B)<F6>
 ---------                                                         ----           -------------

LONG-TERM INVESTMENTS - 91.4% (A)<F5>
COMMON STOCKS - 91.4% (A)<F5>

               AEROSPACE/DEFENSE - 9.1%
    200,000    L-3 Communications
                Holdings, Inc.                                 $ 11,602,570        $ 10,800,000
    275,000    Raytheon Co.                                      11,990,874          11,206,250
                                                               ------------        ------------
                                                                 23,593,444          22,006,250

                          THIS SECTOR IS 6.7% BELOW YOUR FUND'S COST.

               APPAREL & SHOE RETAILERS - 9.5%
    600,000    Limited Brands
                (formerly Limited, Inc.)                         10,107,518          12,780,000
    188,000    NIKE, Inc. Cl B                                    8,137,541          10,086,200
                                                               ------------        ------------
                                                                 18,245,059          22,866,200

                          THIS SECTOR IS 25.3% ABOVE YOUR FUND'S COST.

               AUTOMOTIVE RELATED  - 4.1%
     66,700    AutoNation, Inc.                                   1,053,232             967,150
    630,000    NISSAN MOTOR CO.,
                LTD SP-ADR                                        9,043,472           8,826,300
                                                               ------------        ------------
                                                                 10,096,704           9,793,450

                          THIS SECTOR IS 3.0% BELOW YOUR FUND'S COST.

               BUILDING RELATED - 3.4%
    300,000    Masco Corp.                                        8,046,387           8,133,000

                          THIS SECTOR IS 1.1% ABOVE YOUR FUND'S COST.

               DEPARTMENT STORES - 9.4%
    200,000    Sears, Roebuck and Co.                            10,390,850          10,860,000
    310,000    Target Corp.                                      12,591,433          11,811,000
                                                               ------------        ------------
                                                                 22,982,283          22,671,000

                          THIS SECTOR IS 1.4% BELOW YOUR FUND'S COST.

               DRILLING & OIL/GAS SERVICES - 7.7%
    220,000    Noble Corp.                                        8,749,040           8,492,000
    325,000    Transocean Inc.                                   11,653,030          10,123,750
                                                               ------------        ------------
                                                                 20,402,070          18,615,750

                          THIS SECTOR IS 8.8% BELOW YOUR FUND'S COST.

               FINANCIAL/BUSINESS SERVICES - 3.1%
    100,000    Fannie Mae                                         8,287,578           7,375,000

                          THIS SECTOR IS 11.0% BELOW YOUR FUND'S COST.

               FOOD/RESTAURANTS - 10.6%
    177,600    Kellogg Co.                                        5,486,297           6,368,736
    375,000    Pepsi Bottling Group, Inc.                         9,329,149          11,550,000
    261,200    Yum! Brands, Inc.                                  6,236,477           7,640,100
                                                               ------------        ------------
                                                                 21,051,923          25,558,836

                          THIS SECTOR IS 21.4% ABOVE YOUR FUND'S COST.

               HEALTH CARE RELATED - 4.7%
    150,000    AmerisourceBergen Corp.                           10,083,679          11,400,000

                          THIS SECTOR IS 13.1% ABOVE YOUR FUND'S COST.

               INSURANCE - 5.0%
    300,000    AFLAC INC.                                         8,654,150           9,600,000
     29,900    XL Capital Ltd.                                    2,790,168           2,532,530
                                                               ------------        ------------
                                                                 11,444,318          12,132,530

                          THIS SECTOR IS 6.0% ABOVE YOUR FUND'S COST.

               MEDICAL/MANAGED CARE - 7.2%
    120,000    Anthem, Inc.                                       6,836,300           8,097,600
    120,000    WellPoint Health Networks Inc.                     7,258,860           9,337,200
                                                               ------------        ------------
                                                                 14,095,160          17,434,800

                          THIS SECTOR IS 23.7% ABOVE YOUR FUND'S COST.

               MEDICAL PRODUCTS - 5.8%
    120,000    Allergan, Inc.                                     8,125,849           8,010,000
    200,000    Boston Scientific Corp.                            5,325,825           5,864,000
                                                               ------------        ------------
                                                                 13,451,674          13,874,000

                          THIS SECTOR IS 3.1% ABOVE YOUR FUND'S COST.

               MEDICAL SERVICES - 3.7%
    185,000    HCA Inc.                                           7,526,947           8,787,500

                          THIS SECTOR IS 16.7% ABOVE YOUR FUND'S COST.

               RAW & INTERMEDIATE MATERIALS - 2.4%
    140,000    Rohm and Haas Co.                                  5,699,347           5,668,600

                          THIS SECTOR IS 0.5% BELOW YOUR FUND'S COST.

               RETAILING - 5.7%
    225,000    Dollar General Corp.                               4,198,836           4,281,750
    310,000    RadioShack Corp.                                  10,062,374           9,318,600
                                                               ------------        ------------
                                                                 14,261,210          13,600,350

                          THIS SECTOR IS 4.6% BELOW YOUR FUND'S COST.

                                                               ------------        ------------
               Total common stocks                              209,267,783         219,917,266
                                                               ------------        ------------
               Total long-term investments                      209,267,783         219,917,266

SHORT-TERM INVESTMENTS - 5.8% (A)<F5>

               COMMERCIAL PAPER - 4.8%
 $1,500,000    Household Finance Corp.,
               due 07/01/02, discount of 2.00%                    1,500,000           1,500,000
  5,000,000    Goldman Sachs Group LP,
               due 07/03/02, discount of 1.80%                    4,999,500           4,999,500
  5,000,000    General Motors Acceptance Corp.,
               due 08/02/02, discount of 2.00%                    4,991,111           4,991,111
                                                               ------------        ------------
               Total commercial paper                            11,490,611          11,490,611

               VARIABLE RATE DEMAND NOTE - 1.0%
  2,569,232    Firstar Bank U.S.A., N.A.                          2,569,232           2,569,232
                                                               ------------        ------------
               Total short-term investments                      14,059,843          14,059,843
                                                               ------------        ------------
               Total investments                               $223,327,626         233,977,109
                                                               ------------
                                                               ------------
               Cash and receivables, less
               liabilities  2.8% (A)<F5>                                              6,686,201
                                                                                   ------------
                NET ASSETS                                                         $240,663,310
                                                                                   ------------
                                                                                   ------------
               Net Asset Value Per Share ($0.01
               par value 100,000,000 shares
               authorized), offering and redemption
               price ($240,663,310/11,630,682
               shares outstanding)                                                       $20.69
                                                                                         ------
                                                                                         ------

(a)<F5>   Percentages for the various classifications relate to net assets.
(b)<F6> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

                               BOARD OF DIRECTORS

                                Robert F. Birch
                             Chairman and President
                          New America High Income Fund
                             Boston, Massachusetts

                              William F. D'Alonzo
                                  CEO and CIO
                       Friess Associates of Delaware, LLC
                              Wilmington, Delaware

                                Foster S. Friess
                                    Chairman
                             Friess Associates, LLC
                                Jackson, Wyoming

                                Quentin Jackson
                               President and CEO
                        Nuclear Electric Insurance Ltd.
                              Wilmington, Delaware

                              Stuart A. McFarland
                                Managing Partner
                       Federal City Capital Advisors, LLC
                                 Washington, DC

                            W. Richard Scarlett, III
                                Chairman and CEO
                     United Bancorporation of Wyoming, Inc.
                                Jackson, Wyoming

                              Marvin N. Schoenhals
                             Chairman and President
                              WSFS Financial Corp.
                              Wilmington, Delaware

                                  James W. Zug
                             Former Senior Partner
                           PricewaterhouseCoopers LLP
                           Philadelphia, Pennsylvania

                      P.O. Box 4166, Greenville, DE 19807
   (800) 656-3017          www.brandywinefunds.com          bfunds@friess.com

Investment Adviser: FRIESS ASSOCIATES, LLC
Investment Sub-Adviser: FRIESS ASSOCIATES OF DELAWARE, LLC
Custodian: U.S. BANK INSTITUTIONAL TRUST AND CUSTODY
Transfer Agent: U.S. BANCORP FUND SERVICES, LLC
Independent Accountants: PRICEWATERHOUSECOOPERS LLP
Legal Counsel: FOLEY & LARDNER

   OFFICERS: Foster S. Friess, President and Treasurer; Lynda Campbell, Vice President and Secretary; William D'Alonzo, Vice President; Carl Gates, Vice
                  President; and Paul Robinson, Vice President

Report Editor: Rebecca Schuster
Report Staff: Chris Aregood, Dave Marky, Adam Rieger

   This material must be preceded or accompanied by the current Brandywine Funds' prospectus. Past performance does not guarantee future results. The
                   ---------------------------------------------------
principal value and investment return of an investment will fluctuate so that when redeemed, an investor's shares may be worth more or less than their original cost. Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any securities. Securities discussed were not held by the funds as of 6/28/02, unless listed in the accompanying financial statements.

   Morningstar proprietary rankings reflect the historical risk adjusted performance as of the most recent month end. The rankings are subject to change every month. Morningstar rankings are calculated from the fund's average annual returns in excess of the 90-day Treasury bill, including loads, if appropriate, and a risk factor that reflects fund performance below the 90-day Treasury bill. Brandywine Fund was ranked in the top 27, 22, 43 and 16 percent out of the 450 funds in Morningstar's mid-cap growth category for the 1-, 3-, 5- and 10-year periods, respectively as of 6/28/02. Over the same periods, Brandywine Blue Fund was ranked in the top 9, 2, 18 and 3 percent out of the 682 funds in Morningstar's large-cap growth category.

   The S&P 500 Index is a market-value weighted index consisting of 500 U.S. stocks chosen for market size, liquidity and industry group representation. The Nasdaq Composite Index is a market-value weighted index that measures all the domestic and non-U.S. common stocks listed on the Nasdaq Stock Market. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index. Baseline Financial Services, Inc. (Baseline) provides analytical information and services to the investment community.